Leases - Roll-Forward of Right-To-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cost
Lease right-of-use assets, beginning of year	$ 15,957	$ 11,971
Lease right-of-use assets, end of year	21,206	15,957
Accumulated depreciation
Lease right-of-use assets, beginning of year	(15,957)	(11,971)
Depreciation of right-of-use assets	3,876	2,492
Lease right-of-use assets, end of year	(21,206)	(15,957)
Cost, net accumulated depreciation
Cost, net accumulated depreciation	21,206	11,971
Offices
Cost
Lease right-of-use assets, beginning of year	15,183
Lease right-of-use assets, end of year	20,355	15,183
Accumulated depreciation
Lease right-of-use assets, beginning of year	(15,183)
Lease right-of-use assets, end of year	(20,355)	(15,183)
Cost, net accumulated depreciation
Cost, net accumulated depreciation	15,183	15,183
Vehicles
Cost
Lease right-of-use assets, beginning of year	774
Lease right-of-use assets, end of year	851	774
Accumulated depreciation
Lease right-of-use assets, beginning of year	(774)
Lease right-of-use assets, end of year	(851)	(774)
Cost, net accumulated depreciation
Cost, net accumulated depreciation	774	774
Gross carrying amount
Cost
Lease right-of-use assets, beginning of year	18,403	11,971
Additions	5,255	4,158
Acquired in business combinations	7,439	3,027
Modifications to and disposals of lease contracts	(4,373)	(626)
Exchange differences	330	(127)
Lease right-of-use assets, end of year	27,054	18,403
Accumulated depreciation
Lease right-of-use assets, beginning of year	(18,403)	(11,971)
Modifications to and disposals of lease contracts	(4,373)	(626)
Exchange differences	330	(127)
Lease right-of-use assets, end of year	(27,054)	(18,403)
Cost, net accumulated depreciation
Cost, net accumulated depreciation	27,054	11,971
Accumulated depreciation, amortisation and impairment
Cost
Lease right-of-use assets, beginning of year	(2,446)	0
Modifications to and disposals of lease contracts	(544)	(46)
Exchange differences	70	0
Lease right-of-use assets, end of year	(5,848)	(2,446)
Accumulated depreciation
Lease right-of-use assets, beginning of year	2,446	0
Depreciation of right-of-use assets	3,876	2,492
Modifications to and disposals of lease contracts	(544)	(46)
Exchange differences	70	0
Lease right-of-use assets, end of year	5,848	2,446
Cost, net accumulated depreciation
Cost, net accumulated depreciation	$ (5,848)	$ 0